Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
Schedule of significant segment expense and other segment items

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues	38,418,915	44,280,720	49,098,667
Less:
Line-haul transportation cost	13,591,627	13,966,446	13,970,542
Sorting hub cost	8,253,522	9,163,784	9,837,678
Freight forwarding cost	854,533	828,270	760,308
Cost of accessories sold	513,391	651,729	577,950
Other costs(1)	3,543,316	5,953,399	11,680,748
Selling, general and administrative excluding Share-based compensation expense	2,170,277	2,371,325	2,408,310
Share-based compensation expense	254,976	318,692	229,250
Loss/(gain) on disposal of equity investees, subsidiaries and others	(5,485)	10,518	(37,034)
Impairment of investment in equity investees	—	931,367	—
Impairment of goodwill	—	—	84,431
Other segment items(2)	488,301	1,197,595	350,823
Net income	8,754,457	8,887,595	9,235,661
(1)	Other costs mainly include information technology related cost, pickup and dispatching costs paid to network partners associated with serving enterprise customers, and business tax surcharges.
(2)

Other segment items primarily include other operating income, net, interest income, interest expenses, gain from fair value changes of financial instruments and income tax expense as reported in the consolidated statements of comprehensive income.